Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.88002%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,290,279.84

Principal:
Principal Collections	$28,723,684.41
Prepayments in Full	$13,350,722.11
Liquidation Proceeds	$447,022.12
Recoveries	$5,587.29
Sub Total	$42,527,015.93
Collections	$47,817,295.77

Purchase Amounts:
Purchase Amounts Related to Principal	$66,026.50
Purchase Amounts Related to Interest	$351.62
Sub Total	$66,378.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,883,673.89

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,883,673.89
Servicing Fee	$1,022,480.59	$1,022,480.59	$0.00	$0.00	$46,861,193.30
Interest - Class A-1 Notes	$255,176.73	$255,176.73	$0.00	$0.00	$46,606,016.57
Interest - Class A-2a Notes	$1,236,583.33	$1,236,583.33	$0.00	$0.00	$45,369,433.24
Interest - Class A-2b Notes	$980,003.33	$980,003.33	$0.00	$0.00	$44,389,429.91
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$42,263,836.16
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$41,977,898.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,977,898.66
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$41,782,801.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,782,801.66
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$41,643,192.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,643,192.49
Regular Principal Payment	$63,378,022.29	$41,643,192.49	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,883,673.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,643,192.49
Total					$41,643,192.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$41,643,192.49	$157.14	$255,176.73	$0.96	$41,898,369.22	$158.10
Class A-2a Notes	$0.00	$0.00	$1,236,583.33	$4.73	$1,236,583.33	$4.73
Class A-2b Notes	$0.00	$0.00	$980,003.33	$4.90	$980,003.33	$4.90
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$41,643,192.49	$31.65	$5,218,000.81	$3.97	$46,861,193.30	$35.62

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$54,778,545.69	0.2067115	$13,135,353.20	0.0495674
Class A-2a Notes	$261,250,000.00	1.0000000	$261,250,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,105,558,545.69	0.8402305	$1,063,915,353.20	0.8085815

Pool Information
Weighted Average APR	4.987%	5.001%
Weighted Average Remaining Term	51.95	51.16
Number of Receivables Outstanding	36,753	36,023
Pool Balance	$1,226,976,708.31	$1,184,136,977.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,121,641,480.51	$1,082,968,870.67
Pool Factor	0.8500718	0.8203917

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$101,168,106.52
Targeted Overcollateralization Amount	$141,956,453.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,221,623.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$252,275.98
(Recoveries)		2	$5,587.29
Net Loss for Current Collection Period			$246,688.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2413%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0424%
Second Prior Collection Period			0.0335%
Prior Collection Period			0.1513%
Current Collection Period			0.2456%
Four Month Average (Current and Prior Three Collection Periods)			0.1182%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		324	$499,731.22
(Cumulative Recoveries)			$11,832.71
Cumulative Net Loss for All Collection Periods			$487,898.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0338%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,542.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,505.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	140	$5,944,881.23
61-90 Days Delinquent	0.12%	29	$1,461,179.04
91-120 Days Delinquent	0.01%	3	$171,529.56
Over 120 Days Delinquent	0.00%	2	$54,499.38
Total Delinquent Receivables	0.64%	174	$7,632,089.21

Repossession Inventory:
Repossessed in the Current Collection Period		12	$602,202.92
Total Repossessed Inventory		20	$977,067.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0560%
Prior Collection Period			0.0653%
Current Collection Period			0.0944%
Three Month Average			0.0719%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1425%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$3,783,944.95
2 Months Extended	84	$3,990,710.78
3+ Months Extended	17	$734,074.78

Total Receivables Extended	183	$8,508,730.51
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer